Organization and Business Operations (Details Textual)			1 Months Ended						6 Months Ended	12 Months Ended
	Jan. 08, 2016 USD ($)	Jan. 08, 2016 CNY (¥)	Mar. 28, 2015 USD ($)	Mar. 28, 2015 CNY (¥)	Sep. 19, 2014 shares	Dec. 21, 2012 USD ($) $ / shares shares	May 20, 2010 USD ($) $ / shares shares	May 20, 2010 HKD shares	Jun. 30, 2011 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($) shares	May 26, 2011 HKD HKD / shares shares	May 20, 2010 HKD HKD / shares	Jun. 15, 2007 USD ($)
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001	$ 0.0001
Stock Issued During Period, Value, Issued for Services | $										$ 2,418,688
Common Stock Held in Trust | $						$ 41,600,000
Proceeds from Sale of Equity Method Investments | ¥		¥ 10.00		¥ 4,000,000
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee, Total | $											$ 435,488	$ 1,178,093
Convertible Debt [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Debt Instrument, Face Amount | $									$ 18,000,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Debt Instrument, Interest Rate, Increase (Decrease)									15.00%
Jiangsu Delta [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Sale of Stock, Price Per Share | HKD / shares														HKD 1.00
Sale of Stock, Consideration Received on Transaction | $							$ 28,800,000
Sale of Stock, Consideration Received Per Transaction | HKD								HKD 10,000
Sale of Stock, Number of Shares Issued in Transaction | shares							10,000	10,000
Jiangsu Delta [Member] | Maximum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital | $															$ 42,000,000
Jiangsu Delta [Member] | Minimum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital | $															$ 28,800,000
Delta Advanced [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | (per share)							$ 10.00						HKD 1.00
Total Issued Subscription Price							$ 8,800,000							HKD 68,640,000
Premium Per Share On Share Issued | HKD / shares														HKD 6,863
Additional Shares Issued Through Bonus Shares | shares													39,990,000
Additional Value Issued Through Bonus Shares | HKD													HKD 39,990,000
Jiangsu Logistics [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Sale of Equity Method Investments	$ 1,505,140	¥ 10,000,000
Jiangsu Zhengxin R and D [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Sale of Equity Method Investments			$ 10,518,189	¥ 64,555,000
British Virgin Islands Corporation [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares					6,060,000
Stock Issued During Period, Shares, Acquisitions | shares					4,560,000
Common Stock, Capital Shares Reserved for Future Issuance | shares					1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Description										Payment Shares, if any, will be issued as follows: (a) 500,000 shares shall be issued if the Company achieves Adjusted Net Income (as defined in the stock purchase agreement) of at least $8 million for the period starting July 1, 2014 and ending June 30, 2015; (b) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $9.2 million for the period starting July 1, 2015 and ending June 30, 2016; (c) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $10.6 million for the period starting July 1, 2016 and ending June 30, 2017
Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares										1,442,827
Stock Issued During Period, Value, Issued for Services | $										$ 144
Stock Issued During Period, Shares, Acquisitions | shares												2,337,059
Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, Issued for Services | $						2,720
Private Placement [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Issuance of Warrants | $						$ 3,375,000
Stock Issued During Period, Shares, New Issues | shares						4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 0.75
IPO [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues | $						$ 40,000,000
Stock Issued During Period, Shares, New Issues | shares						4,000,000
Shares Issued, Price Per Share | (per share)						$ 10.00							HKD 1.00
Additional Shares Issued Through Bonus Shares | shares													40,000,000
Additional Value Issued Through Bonus Shares | HKD													HKD 40,000,000
IPO [Member] | Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | $ / shares						10.00
IPO [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Under Writers [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares						136,000